The Company - Narrative (Details)	Mar. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Proportion of total outstanding shares owned by principal shareholder (as a percent)	46.30%
Proportion of voting shares owned by principal shareholder (as a percent)	89.60%
Proportion of total outstanding shares owned by public markets (as a percent)	53.70%
Proportion of voting shares owned by public markets (as a percent)	10.40%